CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2008	$ 4,643	$ 32,683	$ 40,752	$ 690	$ (15,712)	$ 4,643
Comprehensive Income:
Net Income	0	0	6,645	0	0	6,645
Change in unrealized gain (loss) on available for sale securities				(24)		(16)
Income tax effect				(8)		8
Total comprehensive income						6,629
Common stock issued to ESOP	1	21				(22)
Cash dividends			3,186			3,186
Balances at Dec. 31, 2009	4,644	32,704	44,211	674	(15,712)
Comprehensive Income:
Net Income			5,096			5,096
Change in unrealized gain (loss) on available for sale securities				(693)		(457)
Income tax effect				(236)		236
Total comprehensive income						4,639
Common stock issued to ESOP	16	299				(315)
Cash dividends			3,347			3,347
Balances at Dec. 31, 2010	4,660	33,003	45,960	217	(15,712)	68,128
Comprehensive Income:
Net Income			5,835			5,835
Change in unrealized gain (loss) on available for sale securities				1,127		744
Income tax effect				383		(383)
Total comprehensive income						6,579
Common stock issued to ESOP						(496)
Cash dividends						3,360
Balances at Dec. 31, 2011	$ 4,686	$ 33,473	$ 48,435	$ 961	$ (15,712)	$ 71,843